SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2013
SEGMENTED INFORMATION
Segment reporting information

Three Months Ended March 31, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$259,688	$(168,102)	$—	$(51,516)	$1,352	$41,422
Latin America	88,596	(34,769)	—	(9,965)	(17,344)	26,518
Europe	72,138	(27,182)	—	(8,590)	11,120	47,486
Exploration	—	—	(8,571)	—	1,214	(7,357)

	$420,422	$(230,053)	$(8,571)	$(70,071)	$(3,658)	$108,069

Segment income						$108,069
Corporate and other:
Interest and sundry expense						(212)
Impairment loss on available-for-sale securities						(10,995)
Gain on derivative financial instruments						2,982
General and administrative						(37,320)
Interest expense						(13,916)

Income before income and mining taxes						$48,608

Three Months Ended March 31, 2012	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$293,559	$(153,844)	$(11,713)	$(47,105)	$(8,613)	$72,284
Latin America	104,296	(35,161)	—	(10,053)	(5,744)	53,338
Europe	75,079	(26,030)	—	(7,395)	(1,064)	40,590
Exploration	—	—	(11,395)	—	(96)	(11,491)

	$472,934	$(215,035)	$(23,108)	$(64,553)	$(15,517)	$154,721

Segment income						$154,721
Corporate and other:
Interest and sundry income						269
Gain on derivative financial instruments						895
General and administrative						(33,928)
Interest expense						(14,447)

Income before income and mining taxes						$107,510

Segment assets by geographical area

	Total Assets as at
	March 31, 2013	December 31, 2012
Canada	$3,234,265	$3,280,158
Latin America	1,113,157	1,069,379
Europe	839,500	846,941
Exploration	63,898	59,641

	$5,250,820	$5,256,119